SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 8) (Foreign currency forwards, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	$ 370,100	$ 358,400	$ 290,400	$ 334,800	$ 352,700	$ 224,500	$ 232,500	$ 233,700	$ 178,600	$ 176,800